TRADE RECEIVABLES (Details 1) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Current trade receivables gross		$ 7,997	$ 13,877
Less: assets of a disposal group held for sale	[1]	(69)	(704)
Current trade receivables		7,928	13,173
Financing Receivables No past Due Member [Member]
Statement1 [Line Items]
Current trade receivables gross		5,544	9,955
Less: assets of a disposal group held for sale		(26)	(699)
Current trade receivables		5,518	9,256
Financing Receivables 1 to 30 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross		249	1,233
Less: assets of a disposal group held for sale		(15)	(1)
Current trade receivables		234	1,232
Financing Receivables 31 to 60 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross		139	1,244
Less: assets of a disposal group held for sale		(3)	(4)
Current trade receivables		136	1,240
Financing Receivables 61 to 90 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross		551	280
Less: assets of a disposal group held for sale		(3)	0
Current trade receivables		548	280
Financing Receivables 91 To 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross		859	1,165
Less: assets of a disposal group held for sale		(22)	0
Current trade receivables		837	1,165
Financing Receivable Equal To Greater Than 120 Days Past Due [Member]
Statement1 [Line Items]
Current trade receivables gross		655	0
Less: assets of a disposal group held for sale		0	0
Current trade receivables		$ 655	$ 0

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.